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January 25, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:	ING Partners, Inc.
(File Nos. 333-32575; 811-8319)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 48 (the “Amendment”) to the Registration Statement of ING Partners, Inc.  This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended and shall become effective on April 30, 2010.

The Registrant is filing the Amendment for the purpose of registering two new series of the Registrant — ING Solution Aggressive Growth Portfolio and ING Solution Conservative Portfolio, and Registering Service 2 Class shares for ING Solution Moderate Portfolio (formerly, ING Solution Growth and Income Portfolio) and ING Solution Growth Portfolio and updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act.  Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Springer at 480.477.2674.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Senior Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Reza Pishva
Dechert LLP